BORROWINGS - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022		Dec. 31, 2021
BORROWINGS
Short-term borrowings	¥ 10,316,714		¥ 11,967,827
Long-term borrowings-current portion	2,102,456		1,371,540
Total short-term borrowings	¥ 12,419,170	[1]	¥ 13,339,367

[1]	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.